Pensions and other benefits (Details 2) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Change in fund assets:
Fair value of fund assets at January 1	8,310
Employer contributions	698	840	598
Fair value of fund assets at December 31	9,215	8,310
Pensions
Change in fund assets:
Fair value of fund assets at January 1	8,310	7,014
Actual return on fund assets	621	880
Employer contributions	693	837
Employee contributions	60	54
Benefits paid	(471)	(469)
Foreign currency changes	2	(6)
Fair value of fund assets at December 31	9,215	8,310
Funded status - plan deficit	(884)	(674)
Other benefits
Change in fund assets:
Fair value of fund assets at January 1	11	12
Employer contributions	35	34
Benefits paid	(35)	(35)
Fair value of fund assets at December 31	11	11
Funded status - plan deficit	(525)	(483)